Advances for drilling units under construction and related costs (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Advances For Drilling Units Under Construction And Related Costs [Abstract]
Balance, December 31, 2015	$ 394,852
Advances for drilling units under construction and related costs	26,060
Balance, June 30, 2016	$ 420,912